Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation Expense by Award Type
Share-based compensation expense for the fiscal years ended June 30, 2019, 2018 and 2017 is as follows ($000):

Year Ended June 30,	2019	2018	2017
Stock Options and Cash-Based Stock Appreciation Rights	$6,801	$6,605	$5,611
Restricted Share Awards, Restricted Share Units, and Cash-Based Restricted Share Units	9,242	7,850	6,799
Performance Share Awards and Cash Based Performance Share Unit Awards	8,920	5,221	3,626
	$24,963	$19,676	$16,036

Schedule of Fair Value Assumptions under Stock Option Plan
The Company utilized the Black-Scholes valuation model for estimating the fair value of stock option expense. During the fiscal years ended June 30, 2019, 2018 and 2017, the weighted-average fair value of options granted under the stock option plan was $20.66, $14.23 and $8.88, respectively, per option using the following assumptions:

Year Ended June 30,	2019	2018	2017
Risk-free interest rate	2.80%	2.00%	1.43%
Expected volatility	37%	37%	37%
Expected life of options	6.96 years	6.43 years	6.28 years
Dividend yield	None	None	None

Stock Option and Cash-Based Stock Appreciation Rights Activity	Stock option and cash-based stock appreciation rights activity during the fiscal year ended June 30, 2019 was as follows:

	Stock Options		Cash-Based Stock Appreciation Rights
	Number of Shares	Weighted Average Exercise Price	Number of Rights	Weighted Average Exercise Price
Outstanding - July 1, 2018	3,928,708	$20.07	205,448	$22.56
Granted	412,940	$47.61	48,305	$48.56
Exercised	(522,173)	$16.66	(21,562)	$20.45
Forfeited and Expired	(58,192)	$26.29	(4,695)	$31.43
Outstanding - June 30, 2019	3,761,283	$23.47	227,496	$28.09
Exercisable - June 30, 2019	2,348,812	$18.62	89,827	$27.50

Share-Based Compensation Outstanding and Exercisable Options	Outstanding and exercisable stock options at June 30, 2019 were as follows:

	Stock Options and Cash-Based Stock Appreciation Rights Outstanding			Stock Options and Cash-Based Stock Appreciation Rights Exercisable
	Number of	Weighted Average Remaining	Weighted Average	Number of	Weighted Average Remaining	Weighted Average
Range of	Shares or	Contractual Term	Exercise	Shares or	Contractual Term	Exercise
Exercise Prices	Rights	(Years)	Price	Rights	(Years)	Price
$12.07 - $16.97	825,579	3.52	$14.41	720,059	3.28	$14.47
$16.98 - $18.06	799,765	4.52	$17.72	591,237	3.95	$17.68
$18.07 - $21.65	734,900	4.04	$19.24	688,310	3.87	$19.20
$21.66 - $33.75	679,449	7.15	$22.25	309,016	7.02	$22.01
$33.76 - $49.90	949,096	8.62	$41.48	130,017	8.08	$35.82
	3,988,789	5.65	$23.74	2,438,639	4.34	$18.68

Restricted Share, Restricted Share Unit and Cash-Based Restricted Share Unit Activity
Restricted share, restricted share unit, and cash-based restricted share unit activity during the fiscal year ended June 30, 2019, was as follows:

	Restricted Share Awards		Restricted Share Units		Cash-Based Restricted Share Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018	595,519	$24.58	—	$—	117,326	$25.57
Granted	—	$—	177,609	$47.16	30,506	$49.05
Vested	(401,341)	$21.96	—	$—	(68,846)	$22.67
Forfeited	(10,749)	$27.15	(1,872)	$49.90	(1,344)	$35.59
Nonvested - June 30, 2019	183,429	$30.30	175,737	$47.13	77,642	$37.19

Performance Share and Cash-Based Performance Share Unit Award Activity	Performance share and cash-based performance share unit award activity relating to the Plan during the year ended June 30, 2019, was as follows:

	Performance Share Awards		Cash-Based Performance Share Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
Nonvested - June 30, 2018	382,270	$24.57	17,279	$25.71
Granted	218,583	$38.00	11,943	$44.00
Vested	(100,481)	$17.84	(4,398)	$17.84
Forfeited	(86,721)	$22.24	(600)	$38.77
Nonvested - June 30, 2019	413,651	$36.80	24,224	$37.47